SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Redeemable Convertible Stock Warrant Liability (Details) - Warrant Liability $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Estimated fair value at beginning of period	$ 617
Change in estimated fair value	3,339
Exercise of Series A redeemable convertible preferred stock warrants	(3,956)
Estimated fair value at end of period	$ 7,335